Deposits, Prepayments and Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2023
Deposits, Prepayments and Other Current Assets
Schedule of deposits, prepayments and other current assets

	As of June 30,
	2022	2023	2023
	RMB	RMB	US$

Deposits for office spaces leases	24,852	25,819	3,573
Prepaid property management fee	16,975	2,540	352
Other current assets	9,377	18,033	2,495
	51,204	46,392	6,420
6.